Earnings per share (restated)	12 Months Ended
Dec. 31, 2023
Earnings per share (restated)
Earnings per share (restated)
26	Earnings per share (restated)

Basic and diluted earnings per share

The calculation of basic earnings per share was based on the profit attributable to the holders of common shares and weighted-average number of outstanding common shares. The calculation of diluted earnings per share was based on the profit attributable to the holders of common shares and weighted-average number of outstanding common shares, after adjustments for the effects of all potentially dilutive common shares.

	December 31, 2023	December 31, 2022 Restated	December 31, 2021
Numerator
Profit attributable to holders of common shares	132,573	95,710	125,957
Denominator
Weighted average number of basic shares held by shareholders	136,419,395	133,186,441	121,777,128
Earnings per share – basic	0.97	0.72	1.03

Numerator
Profit attributable to holders of common shares	132,573	95,710	125,957
Denominator
Weighted average number of diluted shares held by shareholders	139,148,469	134,774,674	125,155,798
Net earnings per share – diluted	0.95	0.71	1.01

Weighted average number of common shares.

	December 31, 2023	December 31, 2022 Restated	December 31, 2021
Weighted average common shares	136,419,395	133,186,441	121,777,128
Effect of share-based compensation when exercised	2,729,074	1,588,233	3,378,670
Weighted average number of common shares	139,148,469	134,774,674	125,155,798